Balance Sheets (Parenthetical)	Dec. 31, 2011	Dec. 31, 2010
Statement of Financial Position [Abstract]
Common Stock, shares issued	113,844,159	88,814,384
Common Stock, shares outstanding	113,444,159	88,414,384